LIABILITIES AND DEBT - Promissory Note Payable (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 15, 2023 USD ($)	Feb. 28, 2021 USD ($)
Debt Instrument
Repayment of outstanding principal amount			$ 5,677,621
Gross proceeds received					$ 237,500
Outstanding balance			$ 1,329,507		1,966,250	$ 2,502,000
Debt Discount Cost					263,958
Debt discount					1,378,200
Bailey LLC
Debt Instrument
Aggregate principal amount							$ 5,500,000
Promissory note, annual interest rate (as a percent)							8.00%
Notes Payable to Banks
Debt Instrument
Interest expense				$ 105,000
Promissory note payable
Debt Instrument
Aggregate principal amount		$ 1,000,000			3,500,000
Gross proceeds received		$ 810,000
Warrants issued | shares		1,205
Debt discount					$ 73,958
Promissory note payable | Secondary Public Offering
Debt Instrument
Percentage of outstanding principal					10
Promissory note payable | Secondary Public Offering | Maximum
Debt Instrument
Aggregate principal amount					$ 4,000,000
Promissory note payable | Secondary Public Offering | Minimum
Debt Instrument
Aggregate principal amount					2,000,000
Promissory note payable | Bailey LLC
Debt Instrument
Aggregate principal amount					4,500,000
Repayment of outstanding principal amount	$ 1,000,000
Promissory note payable | Notes Payable to Banks
Debt Instrument
Interest expense					$ 420,000	494,000
Promissory note, annual interest rate (as a percent)					12.00%
PPP Loan
Debt Instrument
Aggregate principal amount						203,994
PPP Loan | Bailey LLC
Debt Instrument
Aggregate principal amount						$ 204,000		$ 407,994